Business acquisitions (Tables)	12 Months Ended
Dec. 31, 2020
Myhayo
Schedule of fair value of consideration transferred:	The following table summarizes the estimated fair values of the assets acquired and liabilities assumed at the date of acquisition:
Cash	726

Schedule of preliminary fair value of identifiable assets acquired and liabilities assumed at date of acquisition:

Recognized amounts of identifiable assets acquired and liabilities assumed:

Cash	2,420
Other current assets	6,329
Property and equipment	8
Intangible asset	697
Current liabilities	(6,688)
Deferred tax liabilities	(238)
Non-controlling interests	(1,517)
Total identifiable net assets acquired	1,011
Gain on bargain purchase (Note 22)	285

Schedule of estimated amounts recognized on acquired identifiable intangible asset and its estimated useful life:	The estimated amounts recognized on the acquired identifiable intangible asset and its estimated useful life are shown in the following table:

Intangible asset	Estimated useful life	Gross carrying amount

A self-developed computer software and system	4 years	697

Changyi Group
Schedule of fair value of consideration transferred:	Fair value of consideration transferred:
Cash	6,190

Schedule of preliminary fair value of identifiable assets acquired and liabilities assumed at date of acquisition:

Recognized amounts of identifiable assets acquired and liabilities assumed:

Cash	219
Other current assets	490
Property and equipment	56
Intangible assets	1,830
Current liabilities	(405)
Deferred tax liabilities	(274)
Non-controlling interests	(11,815)
Total identifiable net deficits acquired	(9,899)
Goodwill (Note 13)	16,089

Schedule of estimated amounts recognized on acquired identifiable intangible asset and its estimated useful life:	The estimated amounts recognized on the acquired identifiable intangible asset and its estimated useful life are shown in the following table:

Intangible asset	Estimated useful life	Gross carrying amount

Developed technologies	5 years	117
Customer relationship	5 years	1,103
Contract backlog	3 years	610
		1,830

Addoil Group
Schedule of fair value of consideration transferred:	Fair value of consideration transferred:
Cash	1,218

Schedule of preliminary fair value of identifiable assets acquired and liabilities assumed at date of acquisition:

Recognized amounts of identifiable assets acquired and liabilities assumed:

Cash	18
Other current assets	42
Property and equipment	34
Right-of-use asset	34
Current liabilities	(35)
Total identifiable net assets acquired	93
Goodwill (Note 13)	1,125

Optimal Power Limited
Schedule of preliminary fair value of identifiable assets acquired and liabilities assumed at date of acquisition:

The following table summarizes the estimated fair values of assets acquired and liabilities assumed at the date of acquisition:

Cash	3,001
Intangible asset	53,287
Other liabilities	(3,030)
Deferred tax liabilities	(13,322)
Non-controlling interests	(7,987)
Total identifiable net assets acquired	31,949

CMRS Group Holding Limited
Schedule of fair value of consideration transferred:	Fair value of consideration transferred:
Cash	4,335
Class A ordinary shares of the Company	2,440
Contingent consideration	7,674
14,449

Schedule of preliminary fair value of identifiable assets acquired and liabilities assumed at date of acquisition:

Recognized amounts of identifiable assets acquired and liabilities assumed:

Cash	3,651
Restricted cash (Note)	532
Accounts receivable	4,149
Intangible assets	2,194
Other assets	1,792
Deferred tax liabilities	(362)
Other liabilities	(6,216)
Total identifiable net assets acquired	5,740
Goodwill (Note 13)	8,709

Schedule of estimated amounts recognized on acquired identifiable intangible asset and its estimated useful life:	The estimated amounts recognized on the acquired identifiable intangible asset and its estimated useful life are shown in the following table:
Intangible asset	Estimated useful life	Gross carrying amount
Brand name	4 years	1,162
Customer relationship	4 years	1,032
		2,194

Schedule of unaudited proforma net revenues and net loss

Unaudited pro forma net revenues and net loss of the Company for the years ended December 31, 2019 and 2020 as if the acquisition of CMRS Group had occurred on January 1, 2019 were as follows.

	For the years ended December 31,
	2019	2020
Net revenues	221,603	270,326
Net loss	(10,505)	(13,346)